Average Annual Total Returns{- Fidelity Trend Fund} - 12.31 Fidelity Trend Fund PRO-09 - Fidelity Trend Fund	Fidelity Trend Fund Return Before Taxes Past 1 year	Fidelity Trend Fund Return Before Taxes Past 5 years	Fidelity Trend Fund Return Before Taxes Past 10 years	Fidelity Trend Fund After Taxes on Distributions Past 1 year	Fidelity Trend Fund After Taxes on Distributions Past 5 years	Fidelity Trend Fund After Taxes on Distributions Past 10 years	Fidelity Trend Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Trend Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Trend Fund After Taxes on Distributions and Sales Past 10 years	RS004 Past 1 year	RS004 Past 5 years	RS004 Past 10 years
Total	22.86%	25.25%	19.85%	20.54%	22.76%	17.32%	14.94%	19.94%	15.80%	27.60%	25.32%	19.79%